SCHEDULE OF BORROWINGS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term borrowings
Short-term borrowings	[1]	$ 10,550,327	$ 5,324,019
Long-term borrowing, current portion
Long-term borrowing, current portion		273,998	281,694
Long-term borrowings
Long-term borrowing, non-current		3,376,519	3,713,180
Long-term borrowings		$ 3,650,517	3,994,874
China Merchants Bank [Member] | Issuance Date January 26, 2024 [Member]
Short-term borrowings
Interest rate	[2]	3.90%
Issuance date	[2]	Jan. 26, 2024
Maturity date	[2]	Jan. 26, 2025
Short-term borrowings	[2]	$ 4,109,983
China Merchants Bank [Member] | Issuance Date February 17, 2023 [Member]
Short-term borrowings
Interest rate	[3]	3.90%
Issuance date	[3]	Feb. 17, 2023
Maturity date	[3]	Feb. 17, 2024
Short-term borrowings	[3]		4,225,412
Wuhan Rural Commercial Bank [Member] | Issuance Date March 26, 2024 [Member]
Short-term borrowings
Interest rate	[1]	4.81%
Issuance date	[1]	Mar. 26, 2024
Maturity date	[1]	Mar. 20, 2025
Short-term borrowings	[1]	$ 1,232,995
Wuhan Rural Commercial Bank [Member] | Issuance Date March 23, 2023 [Member]
Short-term borrowings
Interest rate	[4]	4.81%
Issuance date	[4]	Mar. 23, 2023
Maturity date	[4]	Mar. 22, 2024
Short-term borrowings	[4]		394,372
Bank Of China [Member] | Issuance Date September 25, 2024 [Member]
Short-term borrowings
Interest rate	[5]	3.45%
Issuance date	[5]	Sep. 25, 2024
Maturity date	[5]	Sep. 25, 2025
Short-term borrowings	[5]	$ 1,369,994
China CITIC Bank [Member] | Issuance Date October 9, 2023 [Member]
Short-term borrowings
Interest rate	[6]	3.65%
Issuance date	[6]	Oct. 09, 2023
Maturity date	[6]	Oct. 08, 2024
Short-term borrowings	[6]		704,235
China CITIC Bank [Member] | Issuance Date June 27, 2024 [Member]
Short-term borrowings
Interest rate	[7]	3.45%
Issuance date	[7]	Jun. 27, 2024
Maturity date	[7]	Jun. 26, 2025
Short-term borrowings	[7]	$ 684,997
China CITIC Bank [Member] | Issuance Date One June 27, 2024 [Member]
Short-term borrowings
Interest rate	[8]	3.45%
Issuance date	[8]	Jun. 27, 2024
Maturity date	[8]	Jun. 26, 2025
Short-term borrowings	[8]	$ 410,998
China Everbright Bank [Member] | Issuance Date January 22, 2024 [Member]
Short-term borrowings
Interest rate	[9]	3.75%
Issuance date	[9]	Jan. 22, 2024
Maturity date	[9]	Jan. 21, 2025
Short-term borrowings	[9]	$ 684,997
Han Kou Bank [Member] | Issuance Date February 23, 2024 [Member]
Short-term borrowings
Interest rate	[10]	4.50%
Issuance date	[10]	Feb. 23, 2024
Maturity date	[10]	Feb. 22, 2025
Short-term borrowings	[10]	$ 684,997
Industrial Bank [Member] | Issuance Date May 24, 2024 [Member]
Short-term borrowings
Interest rate	[11]	3.90%
Issuance date	[11]	May 24, 2024
Maturity date	[11]	May 23, 2025
Short-term borrowings	[11]	$ 684,997
China Zheshang Bank [Member] | Issuance Date July 8, 2024 [Member]
Short-term borrowings
Interest rate	[12]	3.80%
Issuance date	[12]	Apr. 10, 2024
Maturity date	[12]	Apr. 07, 2025
Short-term borrowings	[12]	$ 684,997
China Construction Bank [Member] | Issuance Date May 7, 2024 [Member]
Short-term borrowings
Interest rate	[13]	4.05%
Issuance date	[13]	May 07, 2024
Maturity date	[13]	May 06, 2025
Short-term borrowings	[13]	$ 1,372
HuaXia Bank [Member] | Long Term Debt Issuance One Date March 29, 2023 [Member]
Short-term borrowings
Interest rate	[14]	4.40%
Issuance date	[8]	Mar. 29, 2023
Maturity date	[8]	Mar. 21, 2024
Long-term borrowing, current portion
Long-term borrowing, current portion	[8]		140,847
HuaXia Bank [Member] | Long Term Debt Issuance Two Date March 29, 2023 [Member]
Short-term borrowings
Interest rate	[14]	4.40%
Issuance date	[14]	Mar. 29, 2023
Maturity date	[14]	Sep. 21, 2024
Long-term borrowing, current portion
Long-term borrowing, current portion	[14]			$ 140,847
HuaXia Bank [Member] | Long Term Debt Issuance Three Date March 29, 2023 [Member]
Short-term borrowings
Interest rate	[14]	4.40%
Issuance date	[14]	Mar. 29, 2023
Maturity date	[14]	Sep. 21, 2025
Long-term borrowing, current portion
Long-term borrowing, current portion	[14]	$ 136,999
HuaXia Bank [Member] | Long Term Debt Issuance Four Date March 29, 2023 [Member]
Short-term borrowings
Interest rate	[14]	4.40%
Issuance date	[14]	Mar. 29, 2023
Maturity date	[14]	Mar. 21, 2025
Long-term borrowing, current portion
Long-term borrowing, current portion	[14]	$ 136,999
HuaXia Bank [Member] | Long Term Debt Issuance Five Date March 29, 2023 [Member]
Short-term borrowings
Interest rate	[14]	4.40%
Issuance date	[8]	Mar. 29, 2023
Maturity date	[8]	Mar. 29, 2026
Long-term borrowings
Long-term borrowing, non-current	[8]	$ 3,376,519	$ 3,713,180

[1]	The principal of the loan is RMB9,000,000 (approximately $1,232,995). The loan is guaranteed by Wuhan ESVF, and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang.
[2]	The principal of the loan is RMB30,000,000 (approximately $4,109,283). The loan is pledged by existing and potential account receivables of Wuhan ESVF, Shenzhen VF and Xinghui Culture due from Tengjing Sports Culture Development (Shanghai) Co., Ltd., Shenzhen Tencent Computer Systems Co., Ltd., Tencent Technology (Chengdu) Co., Ltd., Tencent Technology (Shenzhen) Co., Ltd and guaranteed by Shenzhen VF and the Group’s shareholders, Liwei Sun and Rui Zhou.
[3]	The principal of the loan is RMB30,000,000 (approximately $4,225,412). The loan is pledged by existing and potential account receivables of Wuhan ESVF, Shenzhen VF and Xinghui Culture due from Tengjing Sports Culture Development (Shanghai) Co., Ltd., Shenzhen Tencent Computer Systems Co., Ltd., Tencent Technology (Chengdu) Co., Ltd., Tencent Technology (Shenzhen) Co., Ltd and Shanghai Lingyang Culture Communication Co., Ltd., and guaranteed by Shenzhen VF and the Group’s shareholders, Liwei Sun and Rui Zhou.
[4]	The principal of the loan is RMB2,800,000 (approximately $394,372). The loan is guaranteed by the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang.
[5]	The principal of the loan is RMB10,000,000 (approximately $1,369,994). The loan is guaranteed by Xinghui Media and the Group’s shareholder, Liwei Sun and Rui Zhou.
[6]	The principal of the loan is RMB5,000,000 (approximately $704,235). The loan is guaranteed by the Group’s shareholders, Liwei Sun and Rui Zhou.
[7]	The principal of the loan is RMB5,000,000 (approximately $684,997). The loan is guaranteed by the Group’s shareholders, Liwei Sun and Rui Zhou.
[8]	The principal of the loan is RMB3,000,000 (approximately $410,998). The loan is guaranteed by Wuhan ESVF, and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang.
[9]	The principal of the loan is RMB5,000,000 (approximately $684,997). The loan is guaranteed by Shenzhen VF and the Group’s shareholders, Liwei Sun and Rui Zhou. And The loan is pledged by existing account receivables of Wuhan ESVF due from Shanghai Dianding CO., LTD.
[10]	The principal of the loan is RMB5,000,000 (approximately $684,997). The loan is guaranteed by Wuhan ESVF.
[11]	The principal of the loan is RMB5,000,000 (approximately $684,997). The loan is guaranteed by Wuhan ESVF, and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang. The loan is pledged by account receivables of Hongli Culture due from Hubei Jinlin Trading Co.,Ltd.
[12]	The principal of the loan is RMB5,000,000 (approximately $684,997). The loan is guaranteed by Wuhan ESVF, and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang. And The loan is pledged by existing account receivables of Hongli Culture due from Tencent Technology (Shenzhen) Co., Ltd and Digital Ice and Snow (Beijing) Technology Co., Ltd.
[13]	The principal of the loan is RMB5,000,000 (approximately $688,023), the repayment amount is RMB4,990,001 and RMB9,999(approximately $1,372) left unpaid.
[14]	The principal of the loan is RMB30,000,000 (approximately $4,109,983). The loan is guaranteed by Wuhan Zhongzhe Financing Guarantee Co., LTD., Hongli Culture and the Group’s shareholders, Liwei Sun and Rui Zhou. As of December 31, 2024, the outstanding loan principal of RMB2,000,000 (approximately $273,998) is due within twelve months, which is classified as current portion of long-term borrowing and the remaining portion of principal of RMB 24,740,566 (approximately $3,389,444) is presented as a long-term borrowing. And debt issuance costs of RMB353,774(approximately $48,467) were deducted from the proceeds from the loan.